Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 01, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data (unaudited)

19.     Selected Quarterly Financial Data (unaudited)

Selected unaudited quarterly financial data for the years 2011 and 2010 are summarized below:

	2011				2010
(Dollars in Millions Except Per Share Data)	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)	First Quarter (5)	Second Quarter (6)	Third Quarter	Fourth Quarter (7)
Segment sales to customers
Consumer	$3,682	3,793	3,740	3,668	3,766	3,647	3,567	3,610
Pharmaceutical	6,059	6,233	5,982	6,094	5,638	5,553	5,495	5,710
Med Devices & Diagnostics	6,432	6,571	6,283	6,493	6,227	6,130	5,920	6,324

Total sales	$16,173	16,597	16,005	16,255	15,631	15,330	14,982	15,644

Gross profit	11,395	11,425	10,933	10,917	11,103	10,700	10,388	10,604
Earnings before provision for taxes on income	4,510	3,422	4,111	318	6,280	4,220	4,219	2,228
Net earnings	3,476	2,776	3,202	218	4,526	3,449	3,417	1,942

Basic net earnings per share	$1.27	1.01	1.17	0.08	1.64	1.25	1.24	0.71

Diluted net earnings per share	$1.25	1.00	1.15	0.08	1.62	1.23	1.23	0.70

(1)	The first quarter of 2011 includes an after-tax charge of $271 million from litigation and product liability expenses, and DePuy ASR™ Hip recall costs.

(2)

The second quarter of 2011 includes after-tax charges of $549 million for restructuring, $325 million from litigation, product liability expenses and DePuy ASR™ Hip recall costs, partially offset by a $102 million after-tax gain associated with an adjustment to the value of the currency option related to the planned acquisition of Synthes, Inc.

(3)	The third quarter of 2011 includes a $241 million after-tax charge associated with an adjustment to the value of the currency option and deal costs related to the planned acquisition of Synthes, Inc.

(4)

The fourth quarter of 2011 includes after-tax charges of $1,022 million from net litigation settlements, $1,217 million for product liability expenses, $336 million for the cost associated with the DePuy ASR™ Hip recall program and $338 million associated with an adjustment to the value of the currency option and deal costs related to the planned acquisition of Synthes, Inc.

(5)	The first quarter of 2010 includes $910 million after-tax of income from net litigation.

(6)	The second quarter of 2010 includes $67 million after-tax of income from net litigation.

(7)

The fourth quarter of 2010 includes an after-tax charge of $279 million from net litigation settlements, an after-tax charge of $404 million for product liability expense and an after-tax charge of $239 million for the cost associated with the DePuy ASR™ Hip recall program.